Income Tax Benefit - Summary of Tax Losses for Which No Deferred Tax Asset has been Recognised (Parenthetical) (Detail)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Australia [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax at the statutory tax percentage	27.50%	27.50%	30.00%
United States of America [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax at the statutory tax percentage	34.00%